Subsequent event	9 Months Ended
Sep. 30, 2024
Subsequent event
Subsequent event
25.	Subsequent events:

(a)	Additional loans under Madryn Credit Facility:
On October 3, October 15 and November 6, 2024, the Company entered into amendments to the Madryn Credit Facility, whereby Madryn and its affiliated entities extended two additional tranches of debt financing to the Company in an aggregate principal amount of $5,106,599. The terms and conditions are consistent with the terms and conditions of the Company’s existing aggregate term loan, with a principal balance of $120,990,522, under the Madryn Credit Facility in all material respects.
In addition, the amendment to the Madryn Credit Facility entered into on November 27, 2024, extended the period during which the Company’s minimum liquidity covenant is reduced from $3,000,000 to $300,000 to December 9, 2024.

(b)	Subordinated Convertible Notes Conversion:
On October 3, 2024, the Company converted all outstanding Subordinated Convertible Notes into Common Shares upon receipt of a conversion notice from Madryn, requiring the conversion in full of all outstanding Subordinated Convertible Notes held by Madryn and all other holders of Subordinated Convertible Notes in accordance with the terms of the Note Purchase Agreement. The Subordinated Convertible Notes were converted into Common Shares at a conversion price of $0.078 and resulted in the issuance of an aggregate of 134,667,522 Common Shares to the holders of the Convertible Notes. Following completion of the conversion, there are no Subordinated Convertible Notes, or accrued and unpaid interest, issued and outstanding.

(c)	Neuronetics Transaction:
On October 1, 2024, the Court granted an interim order in connection with the Neuronetics Transaction (the “Interim Order”). The Interim Order authorizes the calling and holding of the Greenbrook Meeting, the granting of dissent rights to registered shareholders of the Company and other matters relating to the conduct of the Greenbrook Meeting. The Greenbrook Meeting was called for Friday, November 8, 2024 at 8:00 a.m. (Eastern time).
On October 4, 2024, the Company and Neuronetics filed the joint proxy statement/management information circular (the “Joint Proxy Statement/Circular”) and related proxy materials in respect of the Greenbrook Meeting and Neuronetics Meeting on SEDAR+ at www.sedarplus.ca and on EDGAR at www.sec.gov. The Joint Proxy Statement/Circular and related materials were also be mailed to shareholders.
On November 8, 2024, the Neuronetics Transaction was approved by the shareholders of the Company and the stockholders of Neuronetics at the Greenbrook Meeting and the Neuronetics Meeting, respectively.
On November 15, 2024, the Company obtained a final order from the Ontario Superior Court of Justice (Commercial List) approving the Neuronetics Transaction.
On December 10, 2024, the Company announced the successful completion of the Neuronetics Transaction with an effective date of December 9, 2024. In connection with and prior to closing of the Arrangement, Madryn converted (i) all of the outstanding amount owing under Greenbrook’s credit agreement into 2,056,453,835 Greenbrook Shares, representing 95.3% of the Greenbrook Shares (including the Greenbrook Shares held by Madryn prior to such conversion) immediately prior to closing of the Arrangement and (ii) all of the interim period funding provided by Madryn to Greenbrook into an additional 252,999,770 Greenbrook Shares, which Greenbrook Shares were exchanged for Neuronetics Shares at the Exchange Ratio upon closing of the Arrangement.

(d)	Supplement Restructuring Plan:
On November 15, 2024, the Company began a supplemental restructuring plan (the “Supplemental Restructuring Plan”) in an effort to continue to accelerate its path to achieve sustainable profitability and long-term growth. As part of this initiative, the Company plans to decrease its operating footprint by closing 23 treatment centers over the next 45 days, allowing management to focus on its remaining 95 treatment centers.